Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenue from continuing operations	$ 200,583	$ 140,206	$ 104,521
Net loss attributable to Xunlei Limited	(37,822)	(24,111)	(13,167)
Variable Interest Entity, Primary Beneficiary [Member]
Net revenue from continuing operations	200,591	140,236	119,761
Net loss attributable to Xunlei Limited	$ (49,339)	$ (31,196)	$ (15,646)